Authorised and issued share capital - Options Granted, WPP Executive Share Option Scheme (Detail) - Ordinary shares [member]	12 Months Ended
	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2016
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	20,985,441	18,092,218
WPP Executive Share Option Scheme [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	6,741	8,851
WPP Executive Share Option Scheme [member] | Exercise price group 1 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	3,696
Exercise price per share | £	£ 8.333
Exercise dates	2015 - 2022
WPP Executive Share Option Scheme [member] | Exercise price group 2 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	3,045
Exercise price per share | £	£ 10.595
Exercise dates	2016 - 2023